Financing Agreements - Additional Information (Detail) (USD $)	9 Months Ended		12 Months Ended					1 Months Ended	12 Months Ended			12 Months Ended		12 Months Ended								1 Months Ended								1 Months Ended		12 Months Ended								12 Months Ended					1 Months Ended	12 Months Ended				12 Months Ended				1 Months Ended									1 Months Ended					1 Months Ended			9 Months Ended	12 Months Ended							1 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	May 16, 2013	Apr. 20, 2012	Jul. 17, 2012 Revolving Credit Facility	Dec. 31, 2012 Revolving Credit Facility	Apr. 20, 2012 Revolving Credit Facility	Dec. 31, 2012 Revolving Credit Facility Minimum	Dec. 31, 2012 Term Loan Agreement	Apr. 20, 2012 Term Loan Agreement	Dec. 31, 2012 Term Loan Agreement Term 1 [Member]	Dec. 31, 2012 Term Loan Agreement Term 2 [Member]	Sep. 30, 2013 5.5% Senior Notes, due 2022 Senior Notes	Dec. 31, 2012 5.5% Senior Notes, due 2022 Senior Notes	Jul. 13, 2012 5.5% Senior Notes, due 2022 Senior Notes	Dec. 31, 2011 5.5% Senior Notes, due 2022 Senior Notes	Sep. 30, 2013 2.9% Senior Notes, due 2018 Senior Notes	Feb. 11, 2013 2.9% Senior Notes, due 2018 Senior Notes	May 21, 2013 2.20% Syndicated Bank term Loan, Due 2014 Term Loan	Feb. 11, 2013 2.20% Syndicated Bank term Loan, Due 2014 Term Loan	Sep. 30, 2013 2.20% Syndicated Bank term Loan, Due 2014 Term Loan		Dec. 31, 2012 2.20% Syndicated Bank term Loan, Due 2014 Term Loan		Dec. 31, 2011 2.20% Syndicated Bank term Loan, Due 2014 Term Loan		Apr. 19, 2013 WW II Note Surplus Notes	Jan. 03, 2013 WW II Note Surplus Notes	Dec. 31, 2010 WW II Note Surplus Notes	Dec. 31, 2012 0.96% Surplus Floating Rate Note Surplus Notes		Dec. 31, 2011 0.96% Surplus Floating Rate Note Surplus Notes		Dec. 31, 2010 0.96% Surplus Floating Rate Note Surplus Notes	Sep. 30, 2013 0.96% Surplus Floating Rate Note Surplus Notes	Nov. 01, 2007 0.96% Surplus Floating Rate Note Surplus Notes	Dec. 31, 2012 0.93% Surplus Floating Rate Note Surplus Notes	Dec. 31, 2011 0.93% Surplus Floating Rate Note Surplus Notes	Dec. 31, 2010 0.93% Surplus Floating Rate Note Surplus Notes	Sep. 30, 2013 0.93% Surplus Floating Rate Note Surplus Notes	Jun. 29, 2007 0.93% Surplus Floating Rate Note Surplus Notes	Nov. 30, 2012 1.00% Windsor Property Loan Property Loan	Dec. 31, 2012 1.00% Windsor Property Loan Property Loan	Sep. 30, 2013 1.00% Windsor Property Loan Property Loan	Dec. 31, 2011 1.00% Windsor Property Loan Property Loan	Jun. 16, 2007 1.00% Windsor Property Loan Property Loan	Dec. 31, 2012 1.00% Windsor Property Loan Property Loan Maximum	Dec. 31, 2012 1.00% Windsor Property Loan Property Loan Minimum	Sep. 30, 2013 5.7% Senior Notes, due 2043 Senior Notes	Sep. 30, 2013 5.65% Fixed-to-Floating Rate Junior Subordinated Notes, due 2053 Senior Notes	May 16, 2013 5.65% Fixed-to-Floating Rate Junior Subordinated Notes, due 2053 Junior Subordinated Notes (2053 Notes)	Sep. 30, 2013 5.65% Fixed-to-Floating Rate Junior Subordinated Notes, due 2053 Junior Subordinated Notes (2053 Notes)	Sep. 30, 2013 Unsecured and Uncommitted	Dec. 31, 2012 Unsecured and Uncommitted	Sep. 30, 2013 Unsecured and Committed	Dec. 31, 2012 Unsecured and Committed	Sep. 30, 2013 Secured Debt	Dec. 31, 2012 Secured Debt	Sep. 30, 2013 Letter of Credit	Jul. 13, 2012 ING Financial Markets, LLC 5.5% Senior Notes, due 2022 Senior Notes	Feb. 11, 2013 ING Financial Markets, LLC 2.9% Senior Notes, due 2018 Senior Notes	Feb. 11, 2013 Subsequent Event Revolving Credit Facility	Feb. 11, 2013 Subsequent Event 2.9% Senior Notes, due 2018 Senior Notes	Feb. 11, 2013 Subsequent Event 2.9% Senior Notes, due 2018 Revolving Credit Facility	Feb. 28, 2013 Subsequent Event 2.20% Syndicated Bank term Loan, Due 2014 Senior Notes	Feb. 28, 2013 Subsequent Event 2.20% Syndicated Bank term Loan, Due 2014 Term Loan	Jul. 26, 2013 Subsequent Event 5.7% Senior Notes, due 2043 Senior Notes	Sep. 30, 2013 ING Bank	Dec. 31, 2012 ING Bank	Dec. 31, 2012 ING Bank Revolving Credit Facility	Jul. 17, 2012 ING Bank Revolving Credit Facility	Sep. 30, 2013 Aetna Notes Lion Connecticut Holdings Debentures	Sep. 30, 2013 Aetna Notes Lion Connecticut Holdings Debentures Maximum	Sep. 30, 2013 Aetna Notes Lion Connecticut Holdings Debentures Minimum	Dec. 31, 2012 ING U.S., Inc. / Security Life of Denver International Limited	Aug. 19, 2013 ING U.S., Inc. / Security Life of Denver International Limited Unsecured and Committed	Sep. 30, 2013 ING U.S., Inc. / Security Life of Denver International Limited Unsecured and Committed	Oct. 30, 2013 ING U.S., Inc. / Security Life of Denver International Limited Subsequent Event Unsecured and Committed
Debt Instrument [Line Items]
Commercial paper																																																																							$ 3,000,000,000	$ 3,000,000,000
Fees paid for guarantee																																																																							0.10%	0.10%
Debt repayments								500,000,000														392,500,000	850,000,000									198,400,000																																				850,000,000	850,000,000
Amount of unsecured notes issued							5,000,000,000						1,500,000,000					850,000,000			1,000,000,000																							498,800,000					9,900,000					750,000,000												1,000,000,000				400,000,000
Annual interest rate on loan																5.50%	5.50%	5.50%		2.90%	2.90%			2.20%		2.21%							0.96%					0.96%		0.96%			0.93%			1.00%	1.00%		1.00%			5.70%	5.65%	5.65%	5.65%											2.90%				5.70%
Letter of credit, security provided as repayment of notes payable																																180,000,000													10,600,000
Debt instrument, maximum borrowing capacity																																							459,200,000
Long-term debt	3,514,500,000		4,043,700,000	1,843,100,000												849,600,000	849,600,000		0	998,500,000				0	[1]	1,350,000,000	[2]	0	[2]				359,300,000	[3]	359,300,000	[3]		0		329,100,000	329,100,000		0			4,900,000	4,900,000	4,900,000				398,600,000			750,000,000
Interest paid	126,300,000	98,700,000	114,900,000	191,400,000	585,000,000																												4,100,000		3,100,000		3,200,000			3,700,000	3,000,000	3,100,000
Description of variable rate basis									LIBOR																								LIBOR																					LIBOR
Term to debt maturity																																														20 years
Initial period without debt payments based on no defaults																																														10 years
Period obligated to make monthly debt payments																																														10 years
Initial period for loan forgiveness																																														5 years
Initial provision for debt forgiveness																																																		5,000,000
Debt forgiveness																																														5,000,000
Additional provision for debt forgiveness																																																		4,900,000
Additional period for loan forgiveness																																																		10 years	5 years
Capacity	9,363,900,000		12,628,300,000					1,075,000,000		3,500,000,000																				305,000,000																										242,700,000	3,407,100,000	8,846,200,000	8,946,200,000	275,000,000	275,000,000										1,315,600,000	4,480,000,000		250,000,000				500,000,000		1,150,000,000	1,125,000,000
Credit facility, outstanding	7,389,100,000		8,191,300,000						2,000,000,000																																															242,700,000		6,876,700,000		269,700,000		330,000,000									1,249,800,000	2,720,200,000	139,600,000					500,000,000		1,150,000,000
Payments of financing costs	119,500,000	176,000,000	223,200,000	103,400,000	104,000,000			3,300,000																																																																							750,000,000
Credit facility, sublimit, maximum borrowing capacity										1,500,000,000	750,000,000																																																								750,000,000
Credit facility, sublimit, reduction in borrowing capacity (percent)									50.00%																																																								50.00%
Basis spread									2.00%			2.00%																																										3.58%
Debt issuance costs (percent)									2.00%
Quarterly principal payment based on percent of original borrowing														5.00%	7.50%
Frequency of periodic principal payments														3 months	3 months
Debt repayment term														12 months	12 months
Debt Issuance Cost																																																						200,000									300,000	300,000
Debt Instrument, Aggregate Principal Amount to Remain Outstanding after Effect of Redemption						25,000,000
Minimum principal outstanding in year two																																																																											400,000,000
Minimum principal outstanding in year three																																																																											300,000,000
Minimum principal outstanding in year four																																																																											200,000,000
Minimum principal outstanding in year five																																																																											100,000,000
Minimum principal outstanding in year six																																																																											0
Quarterly fee to guarantor of notes if minimum principal balance is not met																																																																												1.25%	0.50%
Outstanding par amount of guaranteed debentures	506,100,000
Amount of debt paid in full																														329,100,000	359,300,000
Amount in facility borrowing capacity																																																																															$ 400,000,000

[1]	On May 21, 2013, the outstanding loan was paid in full.
[2]	See the "Credit Facilities" section of this note for information on the Term Loan Agreement of the Senior Credit Facility.
[3]	On January 3, 2013, the note was repaid. See the "Surplus Notes" section of this note below.